Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 10.0
Expected term				6 years
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	1.2
Compensation costs, unrecognized		$ 0.3
Compensation costs, recognition weighted average remaining period (in years)		3 months 18 days
Weighted average grant date fair (in usd per share)			$ 0	$ 25.56
Share based compensation arrangement, award vesting period		3 years
Share based compensation arrangement, award expiration period		10 years
Expected term		6 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	3.8
Share based compensation arrangement, award vesting period		3 years
Director Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units, earned and deferred		91,660
Employee Restricted Stock Units and Director Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs, unrecognized		$ 18.9
Compensation costs, recognition weighted average remaining period (in years)		1 year 10 months 24 days
Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 5.0
Compensation costs, unrecognized		$ 15.1
Compensation costs, recognition weighted average remaining period (in years)		2 years
Performance Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Predefined percentage for calculation of performance unit awards		0.00%
Performance Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Predefined percentage for calculation of performance unit awards		200.00%
TreeHouse Foods, Inc. Equity and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized to be awarded (in shares)		17,500,000
Shares available (in shares)		5,100,000
Vesting in year 1 | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent per year		33.33%
Vesting in year 1 | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent per year		33.33%
Vesting in year 2 | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent per year		33.33%
Vesting in year 2 | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent per year		33.33%
Vesting in year 3 | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent per year		33.34%
Vesting in year 3 | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percent per year		33.34%